Financial Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2017
Financial Risk Management Policy
Return on equity
	Thousand of Euros
	2016	2017

Profit attributable to the parent	545,456	662,700

Equity attributable to the parent	3,721,481	3,629,079

ROE	15%	18%